Note 18 - Revenue Recognition	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Revenue from Contract with Customer [Text Block]

NOTE 18 – REVENUE RECOGNITION

The Corporation’s revenue from contracts with customers within the scope of ASC 606 is recognized in noninterest income.  The material groups of noninterest income are defined as follows:

Service charges on deposit accounts:

Service charges on deposit accounts primarily consist of account analysis fees, monthly maintenance fees, overdraft fees, and other deposit account related fees.  Overdraft fees and certain service charges are fixed and the performance obligation is typically satisfied at the time of the related transaction.  The consideration for analysis fees and monthly maintenance fees are variable as the fee can be reduced if the customer meets certain qualifying metrics.  The Company’s performance obligations are satisfied at the time of the transaction or over the course of a month.

Interchange fee income:

The Company earns interchange fees from debit and credit cardholder transactions conducted through the MasterCard payment network.  Interchange fees from cardholder transactions represent a percentage of the underlying transaction value and are recognized concurrently with the transaction processing services provided to the cardholder.

Wealth management income:

The Company earns wealth management and investment brokerage fees from its services with customers to manage assets for investment, to provide advisory services, and for account transactions.  Fees are based on the market value of the assets under management and are recognized monthly as the Company’s performance obligations are met.  Commissions on transactions are recognized on a trade-date basis as the performance obligation is satisfied at the point in time in which the trade is processed.  Other related services are based on a fixed fee schedule and the revenue is recognized when the services are rendered, which is when the Company has satisfied its performance obligation.

The following table presents the Company’s non-interest income for the years ended December 31, 2022, 2021 and 2020.  Items outside the scope of ASC 606 are noted as such.

	Year ended December 31,
	2022	2021	2020
Service charges on deposit accounts	$1,232	$1,090	$1,102
Gain on sale of loans (1)	1,870	13,468	24,139
Net securities gains (losses) (1)	(114)	(16)	289
Change in fair value of mortgage servicing rights (1)	437	295	(293)
Increase in cash surrender value of life insurance (1)	1,166	402	368
Credit and debit card interchange fees	1,788	1,806	1,514
Wealth management	480	420	319
Net loan servicing fees (1)	550	512	262
Other non-interest income (expense)	2,545	(631)	(700)
Total non-interest income	$9,954	$17,346	$27,000

(1) Not within the scope of ASC 606